      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 22, 1998


                                                             FILE NO. 33-01575
                                                             FILE NO. 811-4471
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                 -------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

                          Pre-Effective Amendment No.                        / /


                        Post-Effective Amendment No. 13                      /X/


                                      and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      /X/

                                Amendment No. 13                             /X/

                                 -------------
                       VALUE LINE AGGRESSIVE INCOME TRUST

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                              220 East 42nd Street
                               New York, New York          10017-5891
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)      (ZIP CODE)

       Registrant's Telephone Number, including Area Code: (212) 907-1500

                               David T. Henigson
                                Value Line, Inc.
                              220 East 42nd Street
                         New York, New York 10017-5891
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                                    Copy to:
                              Peter D. Lowenstein
                         Two Greenwich Plaza, Suite 100
                              Greenwich, CT 06830

                                 -------------


           It is proposed that this filing will become effective (check appropriate box)



/ /     Immediately upon filing pursuant to paragraph (b)
/ /     60 days after filing pursuant to paragraph (a)(1)
/ /     75 days after filing pursuant to paragraph (a)(2)
/X/     On June 1, 1998 pursuant to paragraph (b)
/ /     On (date) pursuant to paragraph (a)(1)
/ /     On (date) pursuant to paragraph (a)(2) of rule 485



           If appropriate, check the following box:



        This post-effective amendment designates a new
        effective date for a
/ /     previously filed post-effective amendment.


                                 -------------


     Title of Securities Being Registered: Shares of Beneficial Interest, $.01
                                   par value


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       VALUE LINE AGGRESSIVE INCOME TRUST
                                   FORM N-1A
                             CROSS REFERENCE SHEET
                           (AS REQUIRED BY RULE 495)


N-1A ITEM NO.                                                                            LOCATION
----------------                                                          ---------------------------------------
PART A (PROSPECTUS)
    Item  1.      Cover Page............................................  Cover Page
    Item  2.      Synopsis..............................................  Omitted
    Item  3.      Condensed Financial Information.......................  Summary of Fund Expenses; Financial
                                                                            Highlights
    Item  4.      General Description of Registrant.....................  Cover Page; Investment Objective and
                                                                            Policies; Investment Restrictions;
                                                                            Additional Information
    Item  5.      Management of the Fund................................  Summary of Fund Expenses; Management of
                                                                            the Fund; Additional Information
    Item  6.      Capital Stock and Other Securities....................  Dividends, Distributions and Taxes;
                                                                            Additional Information
    Item  7.      Purchase of Securities Being Offered..................  How to Buy Shares; Calculation of Net
                                                                            Asset Value; Investor Services
    Item  8.      Redemption or Repurchase of Securities................  How to Redeem Shares
    Item  9.      Pending Legal Proceedings.............................  Not Applicable

PART B (STATEMENT OF ADDITIONAL INFORMATION)
    Item 10.      Cover Page............................................  Cover Page
    Item 11.      Table of Contents.....................................  Table of Contents
    Item 12.      General Information and History.......................  Additional Information (Part A)
    Item 13.      Investment Objectives and Policies....................  Investment Objective and Policies;
                                                                            Investment Restrictions
    Item 14.      Management of the Fund................................  Trustees and Officers
    Item 15.      Control Persons and Principal Holders of Securities...  Additional Information (Part A);
                                                                            Trustees and Officers
    Item 16.      Investment Advisory and Other Services................  Additional Information (Part A); The
                                                                            Adviser
    Item 17.      Brokerage Allocation..................................  Additional Information (Part A);
                                                                            Brokerage Arrangements
    Item 18.      Capital Stock and Other Securities....................  Additional Information (Part A)
    Item 19.      Purchase, Redemption and Pricing of Securities Being
                    Offered.............................................  How to Buy Shares; Calculation of Net
                                                                            Asset Value (Part A); Suspension of
                                                                            Redemptions
    Item 20.      Tax Status............................................  Taxes
    Item 21.      Underwriters..........................................  Not Applicable
    Item 22.      Calculation of Performance Data.......................  Performance Information (Part A);
                                                                            Performance Data
    Item 23.      Financial Statements..................................  Financial Statements


PART C
    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

VALUE LINE                            PROSPECTUS
AGGRESSIVE INCOME TRUST              June 1, 1998



220 East 42nd Street, New York, New York 10017-5891
1-800-223-0818 or 1-800-243-2729
www.valueline.com


              Value Line Aggressive Income Trust (the "Fund") is a no-load investment company whose investment objective is to maximize current income. Capital appreciation is a secondary objective which will only be sought when consistent with the Fund's primary objective.

              THE FUND INVESTS PRIMARILY IN LOWER-RATED,
              FIXED-INCOME CORPORATE SECURITIES (ALSO KNOWN AS "JUNK BONDS") ISSUED BY COMPANIES THAT ARE RATED B++ OR LOWER FOR RELATIVE FINANCIAL STRENGTH IN STANDARD OR EXPANDED EDITION OF THE VALUE LINE INVESTMENT SURVEY. THE FUND WILL NOT NORMALLY PURCHASE SECURITIES ISSUED BY COMPANIES RATED C. LOWER-RATED SECURITIES HAVE CERTAIN SPECULATIVE CHARACTERISTICS AND INVOLVE GREATER INVESTMENT RISK, INCLUDING THE RISK OF DEFAULT, THAN HIGH-RATED SECURITIES. SUCH SECURITIES MAY BE SUBJECT TO GREATER MARKET FLUCTUATIONS AND RISKS OF LOSS OF INCOME AND PRINCIPAL THAN LOWER YIELDING, HIGHER RATED FIXED-INCOME SECURITIES. INVESTORS SHOULD CAREFULLY CONSIDER THESE RISKS PRIOR TO INVESTING. SEE "INVESTMENT OBJECTIVE AND POLICIES."

              The Fund's investment adviser is Value Line, Inc.
              (the "Adviser").

              Shares of the Fund are offered at net asset value.
              There are no sales charges or redemption fees.


    This Prospectus sets forth concise information about the Fund that a prospective investor ought to know before investing. This Prospectus should be retained for future reference. Additional information about the Fund is contained in a Statement of Additional Information, dated June 1, 1998, which may be obtained at no charge by writing or telephoning the Fund at the address or telephone numbers listed above. The Statement, which is incorporated into this Prospectus by reference, has been filed with the Securities and Exchange Commission and is available along with other related materials on the Commission's Internet Web site at http://www.sec.gov.


                                  DISTRIBUTOR
                          Value Line Securities, Inc.
                              220 East 42nd Street
                            New York, NY 10017-5891

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF FUND EXPENSES


SHAREHOLDER TRANSACTION EXPENSES
  Sales Load on Purchases.....................................................       None
  Sales Load on Reinvested Dividends..........................................       None
  Deferred Sales Load.........................................................       None
  Redemption Fees.............................................................       None
  Exchange Fee................................................................       None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management Fees.............................................................       .73%
  12b-1 Fees..................................................................       None
  Other Expenses..............................................................       .22%
  Total Fund Operating Expenses...............................................       .95%



EXAMPLE                                                1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                     -----------  -----------  -----------  -----------

You would pay the following expenses on a $1,000
  investment, assuming (1) 5% annual return and (2)
  redemption at the end of each time period:.......   $      10    $      30    $      53    $     117



    The foregoing is based upon the expenses for the year ended January 31, 1998, and is designed to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. This example should not be considered a representation of past or future expenses; actual expenses in the future may be greater or less than these shown.


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


    The following information on selected per share data and ratios, insofar as it pertains to each of the five years in the period ended January 31, 1998, has been audited by Price Waterhouse LLP, independent accountants, whose unqualified report thereon appears in the Fund's Annual Report to Shareholders which is incorporated by reference in the Statement of Additional Information. This information should be read in conjunction with the financial statements and notes thereto which appear in the Fund's Annual Report to Shareholders available from the Fund without change.

                                                                  YEAR ENDED JANUARY 31,
                            ---------------------------------------------------------------------------------------------------
                              1998       1997       1996        1995       1994       1993       1992        1991        1990
                            --------   --------   ---------   --------   --------   --------   ---------   ---------   --------
Net asset value,
 beginning of year.......     $8.21      $7.64       $6.80      $8.00      $7.35      $7.18       $6.27       $7.10      $8.00
                            --------   --------   ---------   --------   --------   --------   ---------   ---------   --------
  INCOME FROM INVESTMENT
   OPERATIONS:
    Net investment
     income..............       .72        .75         .69        .68        .67        .67         .74         .77        .88
    Net gains or losses
     on securities (both
     realized and
     unrealized).........       .45        .57         .85      (1.20 )      .65        .17         .91        (.83 )     (.91)
                            --------   --------   ---------   --------   --------   --------   ---------   ---------   --------
      Total from
       investment
       operations........      1.17       1.32        1.54       (.52 )     1.32        .84        1.65        (.06 )     (.03)
                            --------   --------   ---------   --------   --------   --------   ---------   ---------   --------
  LESS DISTRIBUTIONS:
    Dividends from net
     investment income...     (.72)       (.75 )      (.70 )     (.68 )     (.67 )     (.67 )      (.74 )      (.77 )     (.87)
                            --------   --------   ---------   --------   --------   --------   ---------   ---------   --------
  Change in net asset
   value.................       .45        .57         .84      (1.20 )      .65        .17         .91        (.83 )     (.90)
                            --------   --------   ---------   --------   --------   --------   ---------   ---------   --------
Net asset value, end of
 year....................     $8.66      $8.21       $7.64      $6.80      $8.00      $7.35       $7.18       $6.27      $7.10
                            --------   --------   ---------   --------   --------   --------   ---------   ---------   --------
                            --------   --------   ---------   --------   --------   --------   ---------   ---------   --------
Total return.............     14.97 %    18.12 %     23.79 %    (6.66 %)   18.74 %    12.30 %     27.45 %      (.73 %)    (.55%)
                            --------   --------   ---------   --------   --------   --------   ---------   ---------   --------
                            --------   --------   ---------   --------   --------   --------   ---------   ---------   --------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
 (in thousands)..........   $146,712   $83,765    $ 41,776    $29,760    $46,223    $33,527    $ 31,404    $ 23,396    $29,157
Ratio of expenses to
 average net assets......       .95 %     1.10 %      1.22 %     1.27 %     1.20 %     1.15 %      1.18 %      1.43 %     1.30%
Ratio of net investment
 income to average net
 assets..................      8.60 %     9.70 %      9.67 %     9.23 %     8.84 %     9.40 %     10.74 %     11.74 %    11.46%
Portfolio turnover
 rate....................       251 %      276 %       284 %      221 %      320 %      148 %        59 %        36 %      129%


                             1989
                           ---------
Net asset value,
 beginning of year.......     $8.28
                           ---------
  INCOME FROM INVESTMENT
   OPERATIONS:
    Net investment
     income..............       .95
    Net gains or losses
     on securities (both
     realized and
     unrealized).........      (.27 )
                           ---------
      Total from
       investment
       operations........       .68
                           ---------
  LESS DISTRIBUTIONS:
    Dividends from net
     investment income...      (.96 )
                           ---------
  Change in net asset
   value.................      (.28 )
                           ---------
Net asset value, end of
 year....................     $8.00
                           ---------
                           ---------
Total return.............      8.50 %
                           ---------
                           ---------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
 (in thousands)..........  $ 45,943
Ratio of expenses to
 average net assets......      1.14 %
Ratio of net investment
 income to average net
 assets..................     11.61 %
Portfolio turnover
 rate....................       .95 %


INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of the Fund is to maximize current income. Capital appreciation is a secondary objective but only when consistent with the Fund's primary objective. Capital appreciation may result, for example, from an improvement in the credit standing of an issuer whose securities are held in the Fund's portfolio or from a general lowering of interest rates, or a combination of both. Conversely, capital depreciation may result, for example, from a lowered credit standing or a general rise in interest rates, or a combination of both. The Fund's investment objective cannot be changed without shareholder approval. There can be no assurance that the Fund's investment objective will be achieved as there are risks in all investments.

BASIC INVESTMENT STRATEGY


    In seeking its primary objective, the Fund will invest, under normal conditions, at least 80% of its net assets in high-yielding, fixed-income corporate securities (i) issued by companies that are rated B++ or lower for relative financial strength in either the Standard or Expanded Editions of The Value Line Investment Survey, or (ii) issued by companies not followed by either editions of The Value Line Investment Survey if the Adviser believes that the financial condition of the issuers of such securities or the protection afforded by the terms of the securities themselves limit the risk to the Fund to a degree comparable to that of securities issued by companies with the Value Line financial strength ratings. The foregoing may include "convertible securities"--that is, bonds, debentures, corporate notes, preferred stocks or other securities which are convertible into common stock. The balance of the Fund's portfolio may include U.S. government securities, warrants, or common shares when consistent with the Fund's primary objective or acquired as part of a unit combining fixed-income and equity securities. Common shares received upon conversion or exercise of warrants and securities remaining upon the breakup of units or detachments of warrants may also be retained in the Fund's portfolio to permit orderly disposition or to establish long-term holding periods for federal income tax purposes. The Fund is not required to sell securities for the purpose of assuring that 80% of its assets are invested in high-yielding, fixed-income securities. The Fund may also lend its portfolio securities, enter into repurchase agreements, write covered call options, purchase "when-issued" securities, and enter into futures contracts.


    In selecting securities for purchase or sale, the Adviser will give consideration to the ratings for relative financial strength contained in the Standard and Expanded Editions of The Value Line Investment Survey for the approximately 3,500 companies followed therein. These ratings range from A++ to C in nine categories. Companies that have the best financial strength (relative to the other companies followed in The Value Line Investment Survey) are given an "A++" rating, indicating an ability to weather hard times better than the vast majority of other companies. Those that don't quite merit the top rating are given an "A+" grade, and so on. Those rated "C+" are well below average, and "C" is reserved for companies with very serious financial problems. These ratings are based upon computer analysis of a number of key variables that measure financial leverage, business risk, and company size. The ratings in the Standard Edition of The Value Line Investment Survey also reflect the judgment of the Adviser's analysts regarding factors that cannot be quantified across-the-board for all companies. The primary variables that are indexed and studied include equity coverage of debt, equity coverage of intangibles, "quick ratio," accounting methods, variability of return, fixed charge coverage, and company size. For a description of these ratings, see page 17.



    Although the Fund invests principally in securities issued by companies that are rated B++, or lower (or companies not covered by The Value Line Investment Survey but which, in the opinion of the Adviser, are of comparable financial condition), the Fund may purchase securities issued by companies rated C when, in the Adviser's opinion, special circumstances suggest that the financial condition of the individual security is stronger than that of the company issuing the security or the investment merits of the security are stronger than implied by the company's financial strength rating. As of March 31, 1998, the percentage of the Fund's net assets invested in each rating category was as follows: Repurchase agreements = 8.4%; B+ = 11.7%; B = 56.8%; C++ = 5.8%; and nonrated = 17.3%. In the Adviser's opinion the average credit quality of the Fund's nonrated securities was equivalent to a C++.


    INVESTMENT RISKS OF HIGH YIELDING SECURITIES. High yields are usually available on securities that are lower rated, that is, on securities of companies that the Adviser rates B++ or lower for financial strength (generally, companies that are among the bottom half of the companies followed by The Value Line Investment Survey), or on securities of companies that the Adviser considers to be of equivalent creditworthiness. High-yielding, lower-rated securities, also known as junk bonds, have certain speculative characteristics and involve greater investment risk, including the possibility of default or bankruptcy, than is the case with high-rated securities.

    Since investors generally perceive that there are greater risks associated with the lower-rated securities of the type in which the Fund may invest, the yields and prices of such securities may tend to fluctuate more than those for higher-rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market, resulting in greater yield and price volatility.

    Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, though prices of fixed-income securities fluctuate in response to the general level of interest rates the prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated instruments, but more sensitive to adverse economic changes or individual corporate developments. An economic downturn or increase in interest rates is likely to have a negative effect on the high yield bond market and on the value of the high yield bonds in the Fund's portfolio, as well as on the ability of the bond's issuers to repay principal and interest.

    Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in the Fund's net asset value. Lower-rated and comparable non-rated securities tend to offer higher yields than higher-rated securities with the same maturities because the historical financial conditions of the issuers of such securities may not have been as strong as that of other issuers. Since lower-rated securities generally involve greater risks of loss of income and principal than higher-rated securities, investors should consider carefully the relative risks associated with investments in securities which carry lower ratings and in comparable non-rated securities.

    An additional risk of high yield securities is the limited liquidity and secondary market support and thus the absence of readily available market quotations. As a result, the responsibility of the Fund's Trustees to value the securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available.

    Special tax considerations are associated with investing in high yield bonds structured as zero coupon or pay-in-kind securities. The Fund accrues income on these securities prior to the receipt of cash payments. However, a fund must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax law. Therefore, a fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash to satisfy distribution requirements.

    When changing economic conditions and other factors cause the yield difference between lower-rated and higher-rated securities to narrow, the Fund may purchase higher-rated securities which provide similar yields but have less risk. In addition, under unusual market or economic conditions, the Fund may, for defensive purposes, invest up to 100% of its assets in securities issued or guaranteed by the U.S. government or its instrumentalities or agencies, certificates of deposit, bankers' acceptances and other bank obligations, highly rated commercial paper or other fixed-income securities deemed by the Adviser to be consistent with a defensive posture, or may hold its assets in cash. The yield on such securities may be lower than the yield on lower-rated fixed-income securities.

MISCELLANEOUS INVESTMENT PRACTICES

    REPURCHASE AGREEMENTS. The Fund may invest temporary cash balances in repurchase agreements. A repurchase agreement involves a sale of securities to the Fund, with the concurrent agreement of the seller (a member bank of the Federal Reserve System or a securities dealer which the Adviser believes to be financially sound) to repurchase the securities at the same price plus an amount equal to an agreed-upon interest rate, within a specified time, usually less than one week, but, on occasion, at a later time. The Fund will pay for such securities only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent for the Fund. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights. The Trustees monitor the creditworthiness of parties with which the Fund enters into repurchase agreements.

    LENDING PORTFOLIO SECURITIES. The Fund may lend its portfolio securities to broker-dealers or institutional investors if, as a result thereof, the aggregate value of all securities loaned does not exceed 33 1/3% of the total assets of the Fund. The loans will be made in conformity with applicable regulatory policies and will be 100% collateralized by cash, cash equivalents or U.S. Treasury bills on a daily basis in an amount equal to the market value of the securities loaned and interest earned. The Fund retains the right to call the loaned securities upon notice and intends to call loaned voting securities in anticipation of any important or material matter to be voted on by stockholders. While there may be delays in recovery or even loss of rights in the collateral should the borrower fail financially, the loans will be made only to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration which can be earned from such loans justifies the risk. The Fund may pay reasonable custodian and administrative fees in connection with the loans.

    COVERED CALL OPTIONS. The Fund may write covered call options on its portfolio securities in an attempt to earn additional income on its portfolio or to partially offset an expected decline in the price of a security. When the Fund writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") at any time during the option period. If the option expires unexercised, the Fund will realize a short-term capital gain to the extent of the amount received for the option (the "premium"). If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a covered option, the Fund foregoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. The Fund will not write call options in an aggregate amount greater than 25% of its net assets and will only write call options which are traded on a national securities exchange.

    The Fund will purchase call options only to close out a position. When an option is written on securities in the Fund's portfolio and it appears that the purchaser of that option is likely to exercise the option and purchase the underlying security, it may be considered appropriate to avoid liquidating the Fund's position, or the Fund may wish to extinguish a call option sold by it so as to be free to sell the underlying security. In such instances the Fund may purchase a call option on the same security with the same exercise price and expiration date which had been previously written. Such a purchase would have the effect of closing out the option which the Fund has written. The Fund realizes a gain if the amount paid to purchase the call option is less than the premium received for writing a similar option and a loss if the amount paid to purchase a call option is greater than the premium received for writing a similar option. Generally, the Fund realizes a short-term loss if the amount paid to purchase the call option with respect to a stock is greater than the premium received for writing the option. If the underlying security has substantially risen in value, it may be difficult or expensive to purchase the call option for the closing transaction.

    WHEN-ISSUED SECURITIES. The Fund may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued basis. The Fund will maintain cash and high-quality marketable securities equal in value to commitments for when-issued securities in a segregated account. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

    SHORT SALES. The Fund may from time to time make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable for an equivalent amount of such securities. No more than 10% of the value of the Fund's net assets taken at market may at any one time be held as collateral for such sales. It is the present intention of management to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes.

    FINANCIAL FUTURES CONTRACTS. The Fund may invest in financial futures contracts ("futures contracts") and related options thereon limited to 30% of the Fund's assets. If the Adviser anticipates that interest rates will rise, the Fund may sell a futures contract or a call option thereon or purchase a put option on such futures contract to attempt to hedge against a decrease in the value of the Fund's securities. If the Adviser anticipates that interest rates will decline, the Fund may purchase a futures contract or a call option thereon to protect against an increase in the prices of the securities the Fund intends to purchase. These futures contracts and related options thereon will be used only as a hedge against anticipated interest rate changes. A futures contract sale creates an obligation on the part of the Fund, as seller, to deliver the specific type of instrument called for in the contract at a specified price. A futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specified future time at a specified price.

    Although the terms of futures contracts specify actual delivery or receipt of securities, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the securities. Closing out a futures contract is effected by entering into an offsetting purchase or sale transaction. An offsetting transaction for a futures contract sale is effected by the Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the purchase price of the offsetting transaction exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss.

    The Fund is required to maintain margin deposits with brokerage firms through which it effects futures contracts and options thereon. The initial margin requirements vary according to the type of the underlying security. In addition, due to current industry practice, daily variations in gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments. The Fund may be required to make additional margin payments during the term of the contract.

    Currently, futures contracts can be purchased on debt securities such as U.S. Treasury bills, bonds, and notes, certificates of the Government National Mortgage Association and bank certificates of deposit. The Fund may invest in futures contracts covering these types of financial instruments as well as in new types of such contracts that become available in the future. The Fund will only enter into financial futures contracts which are traded on national futures exchanges, principally the Chicago Board of Trade and the Chicago Mercantile Exchange.

    A risk in employing futures contracts to protect against the price volatility of portfolio securities is that the price of a futures contract may move more or less than the price of the securities being hedged. There is also a risk of imperfect correlation where the securities underlying futures contracts have different maturities from the portfolio securities being hedged. Another risk is that the Fund's Adviser could be incorrect in its expectations as to the direction or extent of various interest rate movements or the time span within which the movements takes place. For example, if the Fund sold futures contracts for the sale of securities in anticipation of an increase in interest rates, and then interest rates declined instead, causing bond prices to rise, the Fund would lose money on the sale.

    Unlike a futures contract, which requires the parties to buy and sell a security on a set date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into the contract, the premium paid for the option is lost. Since the value of the option is fixed at the point of sale there are no daily payments of cash in the nature of "variation" or "maintenance" margin payments to reflect the change in the value of the underlying contract as there are by a purchaser or seller of a futures contract. The value of the option does change and is reflected in the net asset value of the Fund.

    Put and call options on financial futures have characteristics similar to those of other options. In addition to the risks associated with investing in options on securities, there are particular risks associated with investing in options on futures. In particular, the ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. The Fund will enter into an options on futures position only if there appears to be a liquid secondary market therefor, although there can be no assurance that such a market will actually develop or be maintained.

    The Fund may not enter into futures contracts or related options thereon if immediately thereafter the amount committed to margin plus the amount paid for option premiums exceeds 5% of the value of the Fund's total assets. In instances involving the purchase of futures contracts by the Fund, an amount equal to the market value of the futures contract will be deposited in a segregated account of cash and cash equivalents to collateralize the position and thereby insure that the use of such futures contract is unleveraged.

    RESTRICTED SECURITIES. On occasion, the Fund may purchase securities which would have to be registered under the Securities Act of 1933 if they were to be publicly distributed. However, it will not do so if the value of such securities and other securities which are not readily marketable

(including repurchase agreements maturing in more than seven days) would exceed 10% of the market value of its total assets. It is management's policy to permit the occasional acquisition of such restricted securities only if (except in the case of short-term non-convertible debt securities) there is an agreement by the issuer to register such securities, ordinarily at the issuer's expense, when requested to do so by the Fund. The acquisition in limited amounts of restricted securities is believed to be helpful toward the attainment of the Fund's secondary objective of capital appreciation without unduly restricting its liquidity or freedom in the management of its portfolio. However, because restricted securities may only be sold privately or in an offering registered under the Securities Act of 1933, or pursuant to an exemption from such registration, substantial time may be required to sell such securities, and there is greater than usual risk of price decline prior to sale.

    In addition, the Fund may purchase certain restricted securities ("Rule 144A securities") for which there is a secondary market of qualified institutional buyers, as contemplated by Rule 144A under the Securities Act of 1933. Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers. The Adviser, under the supervision of the Board of Directors, will consider whether securities purchased under Rule 144A are liquid or illiquid for purposes of the Fund's limitation on investment in securities which are not readily marketable or are illiquid. Among the factors to be considered are the frequency of trades and quotes, the number of dealers and potential purchasers, dealer undertakings to make a market and the nature of the security and the time needed to dispose of it. To the extent that the liquid Rule 144A securities that the Fund holds become illiquid, due to lack of sufficient qualified institutional buyers or market or other conditions, the percentage of the Fund's assets invested in illiquid assets would increase. The Adviser, under the supervision of the Board of Directors, will monitor the Fund's investments in Rule 144A securities and will consider appropriate measures to enable the Fund to maintain sufficient liquidity for operating purposes and to meet redemption requests.

RISK FACTORS

    Investors should be aware of the following:

       -There are risks in all investments, including any stock investment, and in all mutual funds. The Fund's net asset value will fluctuate to reflect the investment performance of the securities held by the Fund.


       -The value a shareholder receives upon redemption may be greater or less than the value of such shares when acquired.



       -The use of investment techniques such as investing in repurchase agreements, lending portfolio securities, purchasing securities on a when-issued basis, short-selling and trading in stock index futures contracts and in options on such contracts involves costs and greater risk than does an investment in a fund that does not engage in these activities.


INVESTMENT RESTRICTIONS

    The Fund has adopted a number of investment restrictions which may not be changed without shareholder approval. These are set forth in the Statement of Additional Information and provide, among other things, that the Fund may not:
(a) borrow in excess of 10% of the value of its assets and then only as a temporary measure; (b) purchase securities (other than U.S. government securities) if the purchase would cause the Fund, at the time, to have more than 5% of the value of its total assets invested in the securities of any one company or to own more than 10% of the outstanding voting securities or any other class of securities of any one company; or (c) invest 25% or more of the value of the Fund's assets in one particular industry.

MANAGEMENT OF THE FUND


    The management and affairs of the Fund are supervised by the Fund's Trustees, who were elected by the shareholders. The Fund's officers conduct and supervise the daily business operations of the Fund. The Fund's investment decisions are made by an investment committee of employees of the Adviser.



    THE ADVISER. The Adviser was organized in 1982 and is the successor to substantially all of the operations of Arnold Bernhard & Co., Inc. ("AB&Co."). The Adviser was formed as part of a reorganization of AB&Co., a sole proprietorship formed in 1931 which became a New York corporation in 1946. AB&Co. currently owns approximately 81% of the outstanding shares of the Adviser's common stock. Jean Bernhard Buttner, Chairman, President and Chief Executive Officer of the Adviser, owns all of the voting stock of AB&Co. Substantially all of the non-voting stock is owned by or for the benefit of members of the Bernhard family. The Adviser currently acts as investment adviser to the other Value Line mutual funds and furnishes investment advisory services to private and institutional accounts with combined assets in excess of $5 billion. Value Line Securities, Inc., the Fund's distributor, is a subsidiary of the Adviser. Another subsidiary of the Adviser publishes The Value Line Investment Survey and other publications. The Adviser manages the Fund's investments, provides various administrative services and supervises the Fund's daily business affairs, subject to the authority of the Trustees. The Adviser is paid an advisory fee at an annual rate of 0.75% of the first $100 million of the Fund's average daily net assets and 0.5% of any excess. Although this fee is higher than that paid by many other investment companies, it is not unusually high for investment companies with a similar investment objective. For more information about the Fund's management fees and expenses, see the "Summary of Fund Expenses" on page 2.



    BROKERAGE. The Fund may pay brokerage commissions to Value Line Securities, Inc., a subsidiary of the Adviser, which clears transactions through unaffiliated broker-dealers.


CALCULATION OF NET ASSET VALUE


    The net asset value of the Fund's shares for purposes of both purchases and redemptions is determined once daily as of the close of regular trading of the New York Stock Exchange (generally 4:00 p.m., New York time) on each day that the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem Fund shares have been received. The New York Stock Exchange is currently closed on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is determined by dividing the total value of the investments and other assets of the Fund, less any liabilities, by the total outstanding shares.


    Fixed-income corporate securities are valued on the basis of prices provided by an independent pricing service approved by the Trustees. In valuing such securities, the pricing service generally takes into account appropriate factors such as institutional size trading characteristics and other market data. Securities not priced in this manner are valued at the midpoint between the latest available bid and asked prices in the principal market (last sales price if the principal market is an exchange) in which such securities are normally traded. Other assets and securities for which market valuations are not readily available are valued at their fair value as the Trustees or persons acting at their direction may determine. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market.


HOW TO BUY SHARES


    PURCHASE BY CHECK. To purchase shares, send a check made payable to "NFDS-Agent" and a completed and signed application form to Value Line Funds, c/o NFDS, P.O. Box 419729, Kansas City, MO 64141-6729. Third party checks will not be accepted for either initial or subsequent investments. For assistance in completing the application and for information on pre-authorized telephone purchases, call Value Line Securities at 1-800-223-0818 during New York business hours. Upon receipt of the completed and signed purchase application and a check, National Financial Data Services ("NFDS"), the Fund's shareholder servicing agent, will purchase full and fractional shares (to three decimal places) at the net asset value next computed after the funds are received and will confirm the investment to the investor. Subsequent investments may be made by attaching a check to the confirmation's "next payment" stub, by telephone or by federal funds wire. Investors may also buy shares through broker-dealers other than Value Line Securities. Such broker-dealers may charge investors a reasonable service fee. Neither Value Line Securities nor the Fund receives any part of such fees when charged (and which can be avoided by investing directly). If an order to buy shares is cancelled due to nonpayment or because the investor's check does not clear, the purchaser will be responsible for any loss incurred by the Fund or Value Line Securities by reason of such cancellation. If the purchaser is a shareholder, Value Line Securities reserves the right to redeem sufficient shares from the shareholder's account to protect the Fund against loss. Minimum orders are $1,000 for an initial purchase and $250 for each subsequent purchase. The Fund may refuse any order for the purchase of shares. The Fund reserves the right to waive the initial and subsequent investment minimums at any time.


    WIRE PURCHASE--$1,000 MINIMUM. An investor should call 1-800-243-2729 to obtain an account number. After receiving an account number, instruct your commercial bank to wire transfer "federal funds" via the Federal Reserve System as follows:

    State Street Bank and Trust Company, Boston, MA

    ABA #011000028

    Attn: Mutual Fund Division
    DDA #99049868
    Value Line Aggressive Income Trust
    A/C #________________________
    Shareholder's name and account information
    Tax ID #________________________

NOTE: A COMPLETED AND SIGNED APPLICATION MUST BE MAILED IMMEDIATELY AND RECEIVED BY NFDS BEFORE IT CAN HONOR ANY WITHDRAWAL OR EXCHANGE TRANSACTIONS.

    After your account has been opened you may wire additional investments in the same manner.

    For an initial investment made by federal funds wire purchase, the wire must include a valid social security number or tax identification number. Investors purchasing shares in this manner will have 30 days after purchase to provide the certification and signed account application. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn on only U.S. banks. Until receipt of the above, any distributions from the account will be subject to 31% withholding.

    SUBSEQUENT TELEPHONE PURCHASES--$250 MINIMUM. Upon completion of the telephone purchase authorization section of the account application, shareholders who own Fund shares with a current value of $500 or more may also purchase additional shares in amounts of $250 or more or up to twice the value of their shares by calling 1-800-243-2729 between 9:00 a.m. and 4:00 p.m. New York time. Such orders will be priced at the closing net asset value on the day received and payment will be due within three business days. If payment is not received within the required time or a purchaser's check does not clear, the order is subject to cancellation and the purchaser will be responsible for any loss incurred by the Fund or Value Line Securities. Shares may not be purchased by telephone for a tax-sheltered retirement plan.

DIVIDENDS, DISTRIBUTIONS AND TAXES

    Dividends from the Fund's net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders at least annually. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Fund unless the shareholder has requested otherwise.


    The following discussion is intended for general information only. A prospective investor should consult with his or her own tax advisor as to the tax consequences of an investment in the Fund.



    The Fund intends to qualify annually and elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify, the Fund must meet certain income, distribution and diversification requirements. In any year in which the Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Fund generally will not pay any U.S. federal income or excise tax.



    Dividends paid out of the Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to U.S. shareholders as ordinary income. Because a portion of the Fund's income will consist of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund will be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of not long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends may be taxable to individuals and certain other shareholders at the maximum federal 20% or 28% capital gains rates (depending upon the Fund's holding period for the assets giving rise to the capital gains), regardless of how long the shareholder has held the Fund's shares. Dividends are taxable to shareholders in the same manner whether received in cash or reinvested in additional Fund shares.



    A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December with a record date within such period and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each year the Fund will notify shareholders of the tax status of dividends and distributions paid or declared with respect to the Fund.

    Upon the sale or other disposition of shares of the Fund, including an exchange of shares in the Fund for shares of another Value Line fund, a shareholder may realize a capital gain or loss for federal income tax purposes. Capital gains may be taxable to individuals and certain other shareholders at the maximum federal 20% or 28% capital gains rate (depending upon the shareholder's holding period for the shares).



    The Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to certain shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. The Fund reserves the right to close, by redemption, accounts for which the holder fails to provide a valid social security or taxpayer identification number when required to do so.



    Further information relating to U.S. income tax matters is contained in the Statement of Additional Information. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country or other taxing jurisdiction.


PERFORMANCE INFORMATION


    The Fund may from time to time include information regarding its total return performance or yield in advertisements or in information furnished to existing or prospective shareholders. When information regarding total return is furnished, it will be based upon changes in the Fund's net asset value and will assume the reinvestment of all capital gains distributions and income dividends. It will take into account nonrecurring charges, if any, which the Fund may incur but will not take into account income taxes due on Fund distributions or dividends.



    Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's current yield, total return or distribution rate for any period should not be considered as a representation of what an investment may earn or what an investor's total return or yield may be in any future period.


    The table below illustrates the total return performance of the Fund for the periods indicated by showing the value of a hypothetical $1,000 investment made at the beginning of each period. The information contained in the table has been computed by applying the Fund's average annual total return to the hypothetical $1,000 investment. The table assumes reinvestment of all capital gains distributions and income dividends, but does not take into account income taxes due on Fund distributions or dividends.


                                                                                                       AVERAGE ANNUAL
                                                                                                        TOTAL RETURN
                                                                                                       --------------
For the year ended January 31, 1998.....................................................  $     1,150         14.97%
For the five years ended January 31, 1998...............................................  $     1,863         13.25  %
For the ten years ended January 31, 1998................................................  $     2,856         11.07  %


    When information regarding "yield" is furnished it will refer to the net investment income per share generated by an investment in the Fund over a thirty-day period. This income will then be annualized by assuming that the amount of income generated by the investment during that thirty-day period is generated each 30 days over one year and assuming that the income is reinvested every six months.

    Comparative performance information may be used from time to time in advertising the Fund's shares, including data from Lipper Analytical Services, Inc. and other industry or financial publications. The Fund may compare its performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. From time to time, articles about the Fund regarding its performance or ranking may appear in national publications such as Kiplinger's Personal Finance, Money Magazine, Financial World, Morningstar, Personal Investor, Forbes, Fortune, Business Week, Wall Street Journal, Investor's Business Daily, Donoghue and Barron's. Some of these publications may publish their own rankings or performance reviews of mutual funds, including the Fund. Reference to or reprints of such articles may be used in the Fund's promotional literature.


HOW TO REDEEM SHARES


    Shares of the Fund may be redeemed at any time at their current net asset value next determined after NFDS receives a request in proper form. ALL REQUESTS FOR REDEMPTION SHOULD BE SENT TO NFDS, P.O. BOX 419729, KANSAS CITY, MO 64141-6729. The value of shares of the Fund on redemption may be more or less than the shareholder's cost, depending upon the market value of the Fund's assets at the time. A shareholder with certificates for shares must surrender the certificate properly endorsed with signature guaranteed. A signature guarantee may be executed by any "eligible" guarantor. Eligible guarantors include domestic banks, savings associations, credit unions, member firms of a national securities exchange, and participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. A guarantee from a Notary Public is not an acceptable source. The signature on any request for redemption of shares not represented by certificates, or on any stock power in lieu thereof, must be similarly guaranteed. In each case the signature or signatures must correspond to the names in which the account is registered. Additional documentation may be required when shares are registered in the name of a corporation, agent or fiduciary. For further information, you should contact NFDS.


    The Fund does not impose a redemption charge but shares redeemed through brokers or dealers may be subject to a service charge by such firms. A check in payment of redemption proceeds will be mailed within seven days following receipt of all required documents. However, payment may be postponed under unusual circumstances such as when normal trading is not taking place on the New York Stock Exchange. In addition, shares purchased by check may not be redeemed until the check has cleared which may take up to 15 calendar days from the purchase date.


    If the Trustees determine that it is in the best interests of the Fund, the Fund may redeem, upon prior written notice, at net asset value, all shareholder accounts which due to redemptions fall below $500 in net asset value. In such event, an investor will have 30 days to increase the shares in his account to the minimum level.

    The Fund will ordinarily pay in cash all redemptions by any shareholder of record. However, the Fund has reserved the right under the Investment Company Act of 1940 to make payment in whole or in part in securities of the Fund, if the Trustees determine that such action is in the best interests of the other shareholders. Under such circumstances, the Fund will, nevertheless, pay to each shareholder of record in cash all redemptions by such shareholder, during any 90-day period, up to the lesser of $250,000 or 1% of the Fund's net assets. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities may incur brokerage costs on their sales.

    BY TELEPHONE OR WIRE. You may redeem shares by telephone or wire instructions to NFDS by so indicating on the initial application. Payment will normally be transmitted, on the business day following receipt of your instructions, to the bank account at the member bank of the Federal Reserve System you have designated on your initial purchase application. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring some form of personal identification prior to acting upon instructions received by telephone. The Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. Any loss will be borne by the investor. Heavy wire traffic may delay the arrival of a wire until after public hours at your bank. Alternatively, you may have your redemption payment mailed to the address on your initial purchase application. Telephone or wire redemptions must be in amounts of $1,000 or more and your instructions must include your name and account number. The number to call before the close of business on the New York Stock Exchange is 1-800-243-2729. Procedures for redeeming Fund shares by telephone may be modified or terminated without notice at any time by the Fund.

    BY CHECK. You may elect this method of redemption by so indicating on the initial application and you will be provided a supply of checks by NFDS. These checks may be made payable to the order of any person in any amount of $500 or more. When your check is presented for payment, the Fund will redeem a sufficient number of full and fractional shares in your account to cover the amount of the check. Dividends will be earned by the shareholder on the check proceeds until it clears. Checks will be returned unpaid if there are insufficient shares to meet the withdrawal amount. Potential fluctuations in the net asset value of the Fund's shares should be considered in determining the amount of the check.

    This method of redemption requires that your shares must remain in an open account and that no share certificates are issued and outstanding. You cannot close your account through the issuance of a check because the exact balance at the time your check clears will not be known when you write the check.

    If you use this privilege you will be required to sign a signature card which will subject you to State Street Bank and Trust Company's rules and regulations governing checking accounts. The authorization form which you must sign also contains a provision relieving the bank, NFDS, the Fund, Value Line Securities and the Adviser from liability for loss, if any, which you may sustain arising out of a non-genuine instruction pursuant to this redemption feature. Any additional documentation required to assure a genuine redemption must be maintained on file with NFDS in such a current status as NFDS may deem necessary. A new form properly signed and with the signature guaranteed must be received and accepted by NFDS before authorized redemption instructions already on file with NFDS can be changed.

    An additional supply of checks will be furnished upon request. There presently is no charge to the shareholder for these checks or their clearance. However, the Fund and NFDS reserve the right to make reasonable charges and to terminate or modify any or all of the services in connection with this privilege at any time and without prior notice. NFDS will impose a $5 fee for stopping payment of a check upon your request or if NFDS cannot honor the check due to insufficient or uncollected funds or other valid reasons.

    IMPORTANT: Shares purchased by check may not be redeemed until the Fund is reasonably assured of the final collection of the purchase check, currently determined to be up to 15 days.

INVESTOR SERVICES

    VALU-MATIC-REGISTERED TRADEMARK-. The Fund offers a free service to its shareholders, Valu-Matic-Registered Trademark-, through which monthly investments of $25 or more may be made automatically into the shareholder's Fund account. The shareholder authorizes the Fund to debit the shareholder's bank account monthly for the purchase of Fund shares on or about the 3rd or 18th of each month. Further information regarding this service can be obtained from Value Line Securities by calling 1-800-223-0818.

    EXCHANGE OF SHARES. Shares of the Fund may be exchanged for shares of the other Value Line funds in any identically registered account on the basis of the respective net asset values next computed after receipt of the exchange order. No telephone exchanges can be made for less than $1,000. If shares of the Fund are being exchanged for shares of The Value Line Cash Fund, Inc. or The Value Line Tax Exempt Fund--Money Market Portfolio and the shares (including shares in accounts under the control of one investment advisor) have a value in excess of $500,000, then, at the discretion of the Adviser, the shares to be purchased will be purchased at the closing price on the third business day following the redemption of the shares being exchanged to allow the Fund to utilize normal securities settlement procedures in transferring the proceeds of the redemption.

    The exchange privilege may be exercised only if the shares to be acquired may be sold in the investor's State. Prospectuses for the other Value Line funds may be obtained from Value Line Securities by calling 1-800-223-0818. Each such exchange involves a redemption and a purchase for tax purposes. Broker-dealers are not prohibited from charging a commission for handling the exchange of Fund shares. To avoid paying such a commission send the request in proper form to NFDS. The Fund reserves the right to terminate the exchange privilege of any account making more than eight exchanges a year. (An exchange out of The Value Line Cash Fund, Inc. or The Value Line Tax Exempt Fund--Money Market Portfolio is not counted for this purpose.) The exchange privilege may be modified or terminated at any time, and any of the Value Line funds may discontinue offering its shares generally, or in any particular State, without prior notice. To make an exchange, call 1-800-243-2729. Although it has not been a problem in the past, shareholders should be aware that a telephone exchange may be difficult during periods of major economic or market changes.

    SYSTEMATIC CASH WITHDRAWAL PLAN. A shareholder who has invested a minimum of $5,000 in the Fund, or whose shares have attained that value, may request a transfer of his shares to a Value Line Systematic Cash Withdrawal Account which NFDS will maintain in his name on the Fund's books. Under the Systematic Cash Withdrawal Plan (the "Plan") the shareholder will request that NFDS, acting as his agent, redeem monthly or quarterly a sufficient number of shares to provide for payment to him, or someone he designates, of any specified dollar amount (minimum $25). All certificated shares must be placed on deposit under the Plan and dividends and capital gains distributions, if any, are automatically reinvested at net asset value. The Plan will automatically terminate when all shares in the account have been redeemed. The shareholder may at any time terminate the Plan, change the amount of the regular payment, or request liquidation of the balance of his account on written notice to NFDS. The Fund may terminate the Plan at any time on written notice to the shareholder.


    QUALIFIED RETIREMENT PLANS. Shares of the Fund may be purchased for various types of retirement plans. For more complete information, contact Value Line Securities at 1-800-223-0818 during New York business hours.


ADDITIONAL INFORMATION

    The Fund is an open-end, diversified management investment company established as a Massachusetts business trust under a Declaration of Trust dated November 12, 1985. The Fund has an unlimited number of shares of beneficial interest, $.01 par value. Each share has one vote with fractional shares voting proportionately. Shares have no preemptive rights, are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net assets of the Fund.

    The Trustees have the authority to issue two or more series of shares and to designate the relative rights and preferences as between the different series, although they have not exercised that authority. If more than one series of shares were issued and a series were unable to meet its obligations, the remaining series might have to assume the unsatisfied obligation of that series.


    INQUIRIES. All inquiries regarding the Fund should be directed to the Fund at the telephone numbers or address set forth on the cover page of this Prospectus. Inquiries from shareholders regarding their accounts and account balances should be directed to National Financial Data Services, servicing agent for State Street Bank and Trust Company, the Fund's transfer agent, at 1-800-243-2729. Shareholders should note that they may be required to pay a fee for special requests such as historical transcripts of an account. Our Info-Line (1-800-243-2739) provides the latest account information 24 hours a day, and is available to shareholders with pushbutton phones. The Fund's Annual Report contains a discussion of the Fund's performance, which will be made available upon request and without charge.



    YEAR 2000 Like other mutual funds, the Fund could be adversely affected if the computer systems used by the Adviser and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Adviser is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.



    The Year 2000 Problem is expected to impact corporations, which may include issuers of portfolio securities held by the Fund, to varying degrees based upon various factors, including, but not limited to, the corporation's industry sector and degree of technological sophistication. The Fund is unable to predict what impact, if any, the Year 2000 Problem will have on issuers of the portfolio securities held by the Fund.

DESCRIPTION OF VALUE LINE FINANCIAL STRENGTH RATINGS


    Value Line ranks the companies followed by the Standard and Expanded Edition of The Value Line Investment Survey into nine categories as follows:


A++        Greatest relative financial strength. Companies among the very strongest of the approximately 3,500 followed by The Value Line Investment Survey.
A+         Excellent relative financial strength. Companies with very high financial strength, but not quite the highest among the Value Line 3,500.
A          High-grade relative financial strength.
B++        Above average relative financial strength among the Value Line 3,500.
B+         Very good relative financial strength; approximately average among the large, strong companies that dominate the Value Line 3,500.
B          Good relative financial strength, although somewhat below the average of all
           3,500 Value Line companies.
C++        Satisfactory relative financial strength.
C+         Significantly below average relative financial strength.
C          Weakest relative financial strength.

    The Value Line ratings are based upon computer analysis of a number of key variables that measure (a) financial leverage, (b) business risk and (c) company size plus, in the Standard Edition of The Value Line Investment Survey, the judgment of senior analysts regarding factors that cannot be quantified across-the-board for all securities. The primary variables that are indexed and studied include equity coverage of debt, equity coverage of intangibles, "quick ratio," accounting methods, variability of return, quality of fixed charge coverage, stock price stability, and company size.

                         THE VALUE LINE FAMILY OF FUNDS
-------------------------------------------

1950--THE VALUE LINE FUND seeks long-term growth of capital along with modest current income by investing substantially all of its assets in common stocks or securities convertible into common stock.
1952--THE VALUE LINE INCOME FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable growth. Capital growth to increase total return is a secondary objective.
1956--THE VALUE LINE SPECIAL SITUATIONS FUND seeks to obtain long-term growth of capital by investing not less than 80% of its assets in "special situations". No consideration is given to achieving current income.
1972--VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth by investing substantially all of its assets in common stocks. The Fund may borrow up to 50% of its net assets to increase its purchasing power.
1979--THE VALUE LINE CASH FUND, a money market fund, seeks high current income consistent with preservation of capital and liquidity.
1981--VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value of its net assets will be invested in issues of the U.S. Government and its agencies and instrumentalities.
1983--VALUE LINE CENTURION FUND* seeks long-term growth of capital as its sole objective by investing primarily in stocks ranked 1 or 2 by Value Line for year-ahead relative performance.
1984--THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and a High-Yield Portfolio.
1985--VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by The Value Line Convertible Ranking System.
1986--VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income by investing in high-yielding, low-rated, fixed-income corporate securities. 1987--VALUE LINE NEW YORK TAX EXEMPT TRUSTseeks to provide New York taxpayers with maximum income exempt from New York State, New York City and federal individual income taxes while avoiding undue risk to principal.
1987--VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* invests in stocks, bonds and cash equivalents according to computer trend models developed by Value Line. The objective is to professionally manage the optimal allocation of these investments at all times.

1993--VALUE LINE SMALL-CAP GROWTH FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.


1993--VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995--VALUE LINE U.S. MULTINATIONAL COMPANY FUND'S investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

----------
* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

  FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 E. 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223-0818, 24
  HOURS A DAY, 7 DAYS A WEEK. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                 (This page has been left blank intentionally.)

INVESTMENT ADVISER
Value Line, Inc.
220 East 42nd Street
New York, NY 10017-5891

DISTRIBUTOR
Value Line Securities, Inc.
220 East 42nd Street
New York, NY 10017-5891

SHAREHOLDER SERVICING AGENT
State Street Bank and Trust Company
c/o NFDS
P.O. Box 419729
Kansas City, MO 64141-6729

CUSTODIAN & TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Peter D. Lowenstein, Esq.
Two Greenwich Plaza, Suite 100
Greenwich, CT 06830
                                   ----------

                               TABLE OF CONTENTS


                                                   PAGE
                                                   -----
Summary of Fund Expenses......................           2
Financial Highlights..........................           2
Investment Objective and Policies.............           3
Risk Factors..................................           9
Investment Restrictions.......................           9
Management of the Fund........................          10
Calculation of Net Asset Value................          10
How to Buy Shares.............................          11
Dividends, Distributions and Taxes............          12
Performance Information.......................          13
How to Redeem Shares..........................          14
Investor Services.............................          16
Additional Information........................          17
Description of Value Line Financial Strength
 Ratings......................................          18
The Value Line Family of Funds................          19


------------------------------------------
                                   PROSPECTUS
-----------------


                                  JUNE 1, 1998


                                   Value Line
                               Aggressive Income
                                     Trust
                                 (800) 223-0818

                                     [LOGO]

                       VALUE LINE AGGRESSIVE INCOME TRUST


              220 East 42nd Street, New York, New York 10017-5891
                        1-800-223-0818 or 1-800-243-2729
                               www.valueline.com


--------------------------------------------------------------------------------


                      STATEMENT OF ADDITIONAL INFORMATION
                                  JUNE 1, 1998

--------------------------------------------------------------------------------


    This Statement of Additional Information is not a prospectus and must be read in conjunction with the Prospectus of Value Line Aggressive Income Trust (the "Fund") dated June 1, 1998, a copy of which may be obtained without charge by writing or telephoning the Fund.


                                 --------------

                               TABLE OF CONTENTS


                                                                                              PAGE
                                                                                            ---------
Investment Objective and Policies.........................................................       B-1
Investment Restrictions...................................................................       B-2
Trustees and Officers.....................................................................       B-4
The Adviser...............................................................................       B-5
Brokerage Arrangements....................................................................       B-6
How to Buy Shares.........................................................................       B-7
Suspension of Redemptions.................................................................       B-8
Taxes.....................................................................................       B-8
Performance Data..........................................................................       B-10
Additional Information....................................................................       B-11
Financial Statements......................................................................       B-12


                                 --------------

                       INVESTMENT OBJECTIVE AND POLICIES
    (SEE ALSO "INVESTMENT OBJECTIVE AND POLICIES" IN THE FUND'S PROSPECTUS)

    The Fund will not concentrate its investments in any particular industry but reserves the right to invest up to 25% of its total assets (taken at market value) in any one industry. The Fund intends to limit its annual portfolio turnover so that realized short-term gains on securities held for less than three months is less than 30% of the Fund's gross income so that the Fund will meet one of the tests for qualification as a regulated investment company under the Internal Revenue Code. See "Taxes."

    The policies set forth below under "Investment Restrictions" are, unless otherwise indicated, fundamental policies of the Fund and may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund. As used in this Statement of Additional Information and in the Prospectus, a "majority of the outstanding voting securities of the Fund" means the lesser of (1) the holders of more than 50% of the outstanding shares of beneficial interest of the Fund or (2) 67% of the shares present if more than 50% of the shares are present at a meeting in person or by proxy.

                            INVESTMENT RESTRICTIONS

    The Fund may not:

        (1) Engage in short sales, except to the extent that it owns other securities convertible into or exchangeable for an equivalent amount of such securities. Such transactions may only occur for the purpose of protecting a profit or in attempting to minimize a loss with respect to convertible securities. No more than 10% of the value of the Fund's net assets taken at market may at any one time be held as collateral for such sales.

        (2) Purchase or sell any put or call options or any combination thereof, except that the Fund may (a) purchase, hold and sell options on contracts for the future delivery of debt securities and warrants where the grantor of the warrants is the issuer of the underlying securities, and (b) write and sell covered call option contracts on securities owned by the Fund. The Fund may also purchase call options for the purpose of terminating its outstanding obligations with respect to securities upon which covered call option contracts have been written (i.e., "closing purchase transactions").

        (3) Borrow money in excess of 10% of the value of its assets and then only as a temporary measure to meet unusually heavy redemption requests or for other extraordinary or emergency purposes. Securities will not be purchased while borrowings are outstanding. No assets of the Fund may be pledged, mortgaged or otherwise encumbered, transferred or assigned to secure a debt except that the Fund may enter into interest rate futures contracts as set forth in restriction 18 below.

        (4) Engage in the underwriting of securities, except to the extent that the Fund may be deemed an underwriter as to restricted securities under the Securities Act of 1933 in selling portfolio securities.

        (5) Invest in real estate, mortgages or illiquid securities of real estate investment trusts although the Fund may purchase securities of issuers which engage in real estate operations.

        (6) Invest in commodities or commodity contracts except that it may enter into interest rate futures contracts subject to restriction 18 below.

        (7) Lend money except in connection with the purchase of debt obligations or by investment in repurchase agreements, provided that repurchase agreements maturing in more than seven days, when taken together with other illiquid investments including restricted securities, do not exceed 10% of the Fund's assets. The Fund may lend its portfolio securities to broker-dealers and institutional investors if as a result thereof the aggregate value of all securities loaned does not exceed 33 1/3% of the total assets of the Fund.

        (8) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer. For purposes of this 10% restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

        (9) Purchase securities of other investment companies.

        (10) Invest 25% or more of its assets in securities of issuers in any one industry.

        (11) Invest more than 5% of its total assets in securities of issuers having a record, together with predecessors, of less than three years of continuous operation. The restriction does not apply to any obligation issued or guaranteed by the U.S. government, its agencies or instrumentalities.

        (12) Purchase or retain the securities of any issuer if, to the knowledge of the Fund, those officers and directors of the Fund and of the Adviser, who each owns more than .5% of the outstanding securities of such issuer, together own more than 5% of such securities.

        (13) Issue senior securities except evidences of indebtedness permitted by restriction No. 3 above.

        (14) Purchase securities for the purpose of exercising control over another company.

        (15) Purchase securities on margin except that it may make margin deposits in connection with interest rate futures contracts subject to restriction 18 below or participate on a joint or a joint and several basis in any trading account in securities.

        (16) Purchase oil, gas or other mineral type development programs or leases, except that the Fund may invest in the securities of companies which invest in or sponsor such programs.

        (17) Invest more than 2% of the value of its total assets in warrants (valued at the lower of cost or market), except that warrants attached to other securities are not subject to these limitations.

        (18) Enter into an interest rate futures contract if, as a result thereof, (i) the then current aggregate futures market prices of financial instruments required to be delivered under open futures contract sales plus the then current aggregate purchase prices of financial instruments required to be purchased under open futures contract purchases would exceed 30% of the Fund's total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts plus premiums on options on futures contracts.

    If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction. For purposes of industry classifications, the Fund follows the industry classifications in The Value Line Investment Survey.

                             TRUSTEES AND OFFICERS


NAME, ADDRESS AND AGE                POSITION WITH FUND          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------  ---------------------  ---------------------------------------------------
*Jean Bernhard Buttner               Chairman of the Board  Chairman,  President and Chief Executive Officer of
 Age 63                              of Trustees and        Value Line,  Inc. (the  "Adviser") and  Value  Line
                                     President              Publishing,  Inc. Chairman of  the Value Line Funds
                                                            and the Distributor.
 John W. Chandler                    Trustee                Consultant, Academic  Search Consultation  Service,
 2801 New Mexico Ave., N.W.                                 Inc.;  Trustee Emeritus and Chairman (1993-1994) of
 Washington, DC 20007                                       Duke  University;   President  Emeritus,   Williams
 Age 74                                                     College.
*Leo R. Futia                        Trustee                Retired Chairman and Chief Executive Officer of The
 201 Park Avenue South                                      Guardian  Life  Insurance  Company  of  America and
 New York, NY 10003                                         Director since  1970.  Director  (Trustee)  of  The
 Age 78                                                     Guardian   Insurance   &  Annuity   Company,  Inc.,
                                                            Guardian Investor  Services  Corporation,  and  the
                                                            Guardian-sponsored mutual funds.
 David H. Porter                     Trustee                President   of   Skidmore   College;   Director  of
 813 North Broadway                                         Adirondack Trust Company.
 Saratoga Springs, NY 12866
 Age 62

 Paul Craig Roberts                  Trustee                Chairman,  Institute  for  Political  Economy;  Di-
 505 S. Fairfax Street                                      rector, A. Schulman Inc. (plastics).
 Alexandria, VA 22320
 Age 59

 Nancy-Beth Sheerr                   Trustee                Chairman, Radcliffe College Board of Trustees.
 1409 Beaumont Drive
 Gladwyne, PA 19035
 Age 49
 Nathan N. J. Grant                  Vice President         Portfolio  Manager  with  the  Adviser  since 1996;
 Age 28                                                     Trader,  Fixed   Income  Securities,   Blaylock   &
                                                            Partners,  1994-1996;  Trader,  Donaldson,  Lufkin,
                                                            Jenrette, 1992-1994.
 Bruce Alston                        Vice President         Portfolio Manager  with  the  Adviser  since  1997;
 Age 52                                                     Portfolio  Manager  with  Dreyfus  Management, Inc.
                                                            1994-1996, and  Prudential Capital  Markets  Group,
                                                            1981-1994.
 David T. Henigson                   Vice President,        Vice  President, Director and Compliance Officer of
 Age 40                              Secretary and          the Adviser.  Director and  Vice President  of  the
                                     Treasurer              Distributor.


--------------
* "Interested" Trustee as defined in the Investment Company Act of 1940 (the "1940 Act").

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY.


    Trustees and certain officers of the Fund are also trustees/directors and officers of other investment companies for which the Adviser acts as investment adviser. The following table sets forth information regarding compensation of Trustees by the Fund and by the Fund and the eleven other Value Line Funds of which each of the Trustees is a director or trustee for the fiscal year ended January 31, 1998. Trustees who are officers or employees of the Adviser do not receive any compensation from the Fund or any of the Value Line Funds.



                               COMPENSATION TABLE
                       FISCAL YEAR ENDED JANUARY 31, 1998



                                                                                                                 TOTAL
                                                                         PENSION OR           ESTIMATED      COMPENSATION
                                                                         RETIREMENT            ANNUAL          FROM FUND
                                                      AGGREGATE           BENEFITS            BENEFITS         AND FUND
                                                    COMPENSATION       ACCRUED AS PART          UPON            COMPLEX
NAME OF PERSON                                        FROM FUND       OF FUND EXPENSES       RETIREMENT       (12 FUNDS)
-------------------------------------------------  ---------------  ---------------------  ---------------  ---------------
Jean B. Buttner..................................     $     -0-                 N/A                 N/A        $     -0-
John W. Chandler.................................         2,968                 N/A                 N/A           35,620
Leo R. Futia.....................................         2,718                 N/A                 N/A           32,620
David H. Porter..................................           553                 N/A                 N/A            6,633
Paul Craig Roberts...............................         2,968                 N/A                 N/A           35,620
Nancy-Beth Sheerr................................         2,968                 N/A                 N/A           35,620



    As of January 31, 1998, no person owned of record or, to the knowledge of the Fund, owned beneficially, 5% or more of the outstanding shares of the Fund other than Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA 94104, which owned of record 2,511,902 shares (approximately 14.82% of the outstanding shares), National Financial Services Co., 200 Liberty Street, New York, NY 10281, which owned 3,442,809 shares (approximately 20.32%) and Pershing Division of Donaldson Lufkin Jenrette SEC Corp., POB 2052, Jersey City, NJ 07303 which owned 1,419,485 shares (approximately 8.38%). The Adviser owned 735,194 shares or approximately 4.34% of the outstanding shares and certain officers and Trustees owned an aggregate of 14,883 shares.


                                  THE ADVISER
          (SEE ALSO "MANAGEMENT OF THE FUND" IN THE FUND'S PROSPECTUS)


    The Fund's investment adviser is Value Line, Inc. The investment advisory agreement between the Fund and the Adviser dated August 10, 1988 provides for a monthly advisory fee computed at the annual rate of 3/4 of 1% on the first $100 million of the Fund's average daily net assets and 1/2 of 1% on average daily net assets in excess thereof. During the fiscal years ended January 31, 1996, 1997 and 1998, the Fund paid, or accrued to the Adviser, advisory fees of $256,103, $424,802 and $786,852, respectively. In the computation of the advisory fee, the net amount of any tender fees received by Value Line Securities Inc. from acting as tendering broker with respect to any portfolio securities of the Fund will be subtracted from the advisory fee.


    The investment advisory agreement provides that the Adviser shall render investment advisory and other services to the Fund including, at its expense, all administrative services, office space and the services of all officers and employees of the Fund. The Fund pays all other expenses incurred in its organization and operation which are not assumed by the Adviser including taxes, interest, brokerage commissions, insurance premiums, fees and expenses of the custodian and shareholder servicing agent, legal and accounting fees, fees and expenses in connection with qualification under federal and state securities laws and costs of shareholder reports and proxy materials. The Fund has agreed that it will use the words "Value Line" in its name only so long as Value Line, Inc. serves as investment adviser of the Fund.


    The Adviser acts as investment adviser to 14 other investment companies constituting The Value Line Family of Funds and furnishes investment advisory services to private and institutional accounts with combined assets in excess of $5 billion.



    Certain of the Adviser's clients may have investment objectives similar to the Fund and certain investments may be appropriate for the Fund and for other clients advised by the Adviser. From time to time, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all such clients. In addition, a particular security may be bought for one or more clients when one or more other clients are selling such security, or purchases or sales of the same security may be made for two or more clients at the same time. In such event, such transactions, to the extent practicable, will be averaged as to price and allocated as to amount in proportion to the amount of each order. In some cases, this procedure could have a detrimental effect on the price or amount of the securities purchased or sold by the Fund. In other cases, however, it is believed that the ability of the Fund to participate, to the extent permitted by law, in volume transactions will produce better results for the Fund.


    The Fund does not purchase or sell a security based solely on information contained in The Value Line Investment Survey or in one of the other Value Line services prior to the publication date of the service when the information therein is available to the subscribers of the service. The Adviser and/or its affiliates, officers, directors and employees may from time to time own securities which are also held in the portfolio of the Fund. The Adviser has imposed rules upon itself and such persons requiring monthly reports of security transactions for their respective accounts and restricting trading in various types of securities in order to avoid possible conflicts of interest. The Adviser may from time to time, directly or through affiliates, enter into agreements to furnish, for compensation, special research or financial services to companies, including services in connection with acquisitions, mergers or financings. In the event that such agreements are in effect with respect to issuers of securities held in the portfolio of the Fund, specific reference to such agreements will be made in the "Schedule of Investments" in shareholder reports of the Fund. As of the date of this Statement of Additional Information, no such agreements exist.

                             BROKERAGE ARRANGEMENTS
          (SEE ALSO "MANAGEMENT OF THE FUND" IN THE FUND'S PROSPECTUS)

    Orders for the purchase and sale of portfolio securities are placed with brokers and dealers who, in the judgment of the Adviser, are able to execute them as expeditiously as possible and at the best obtainable price. Purchases and sales of securities which are not listed or traded on a securities exchange will ordinarily be executed with primary market makers acting as principal, except when it is determined that better prices and executions may otherwise be obtained. The Adviser is also authorized to place purchase or sale orders with brokers or dealers who may charge a commission in excess of that charged by other brokers or dealers if the amount of the commission charged is reasonable in relation to the value of the brokerage and research services provided. Such allocation will be in such amounts and in such proportions as the Adviser may determine. Orders may also be placed with brokers or dealers who sell shares of the Fund or other funds for which the Adviser acts as investment adviser, but this fact, or the volume of such sales, is not a consideration in their selection. During the fiscal year ended January 31, 1996, all of the Fund's transactions were at net prices and there were no brokerage commissions paid by the Fund; during fiscal 1997 and 1998, the Fund paid brokerage commissions of $3,000 and $2,000, respectively.


    The Trustees have adopted procedures incorporating the standards of Rule 17e-1 under the 1940 Act which requires that brokerage commissions paid to any "affiliated person" be "reasonable and fair" compared to the commissions paid to other brokers in connection with comparable transactions.

    PORTFOLIO TURNOVER. The Fund's annual portfolio turnover rate may exceed 100%. A portfolio turnover rate of 100% would occur if all of the Fund's portfolio securities were replaced in a period of one year. Although the Fund does not intend to engage in short-term trading, it may sell portfolio securities without regard to the length of time that they have been held in order to take advantage of new investment opportunities or yield differentials, or because the Fund desires to preserve gains or limit losses due to changing economic conditions. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs which are borne by the Fund. The Fund's portfolio turnover for recent fiscal years is set forth under "Financial Highlights" in the Fund's Prospectus.

                               HOW TO BUY SHARES
      (SEE ALSO "CALCULATION OF NET ASSET VALUE", "HOW TO BUY SHARES" AND
                 "INVESTOR SERVICES" IN THE FUND'S PROSPECTUS)

    Minimum orders are $1,000 for an initial purchase and $250 for each subsequent purchase. The Fund reserves the right to reduce or waive the minimum purchase requirements in certain cases such as pursuant to payroll deduction plans, etc., where subsequent and continuing purchases are contemplated.


    The Fund has a distribution agreement with Value Line Securities, Inc. (the "Distributor"), pursuant to which the Distributor acts as principal underwriter and distributor of the Fund for the sale and distribution of its shares. For its services under the agreement, the Distributor is not entitled to receive any compensation. The Distributor also serves as distributor to the other Value Line funds.



    The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders and such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or its authorized designee accepts the order, in which event customer orders will be priced at the Fund's net asset value next computed after they are accepted by the authorized broker or the broker's authorized designee.


    AUTOMATIC PURCHASES. The Fund offers a free service to its shareholders, Valu-Matic, through which monthly investments of $25 or more may be made automatically into the shareholder's Fund account. The required form to enroll in this program is available upon request from the Distributor.


    RETIREMENT PLANS. Shares of the Fund may be purchased as the investment medium for various retirement plans. Upon request, the Distributor will provide information regarding eligibility and permissible contributions. Because a retirement plan is designed to provide benefits in future years, it is important that the investment objectives of the Fund be consistent with the participant's retirement objectives. Premature withdrawals from a retirement plan may result in adverse tax consequences. For more complete information, contact the Distributor at 1-800-223-0818 during New York business hours.

                           SUSPENSION OF REDEMPTIONS


    The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by the Fund under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or
(b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practical, or (b) it is not reasonably practical for the Fund to determine the fair value of its net assets; and (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.



                                     TAXES
      (SEE "DIVIDENDS, DISTRIBUTIONS AND TAXES" IN THE FUND'S PROSPECTUS)



    Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.



    FUND STATUS. The Fund intends to qualify and elect to be treated each year as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund generally must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments from certain securities loans, and gains from the sale of stock, securities or foreign currencies or other income (such as gains from options, futures or forward contracts) from investing in stock, securities or currencies; and (ii) hold as of the close of each quarter, at least 50% of its assets in certain investment assets, such as cash, U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities limited as to any issuer to not more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and hold not more than 25% of the value of the Fund's assets in the securities of any issuer (other than U.S. Government securities or securities of other regulated investment companies).



    FUND DISTRIBUTIONS. As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company income -- dividends, interest and net short-term capital gains in excess of net long-term capital losses -- for the taxable year is distributed. The Fund intends to distribute substantially all of its investment company income and net capital gains to shareholders for federal income tax purposes although such distributions will be automatically reinvested in additional shares of the Fund unless the shareholder has requested otherwise.



    Amounts not timely distributed by the Fund are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during a calendar year at least 98% of its ordinary income, 98% of its capital gains in excess of capital losses for the one year period ended October 31 of such year, and all ordinary income and capital gains for previous years that were not distributed in earlier years. The Fund will satisfy the annual distribution requirement if it distributes the required amount on or before December 31 of such year or if the distribution is declared in October, November or December of such year with a record date within such period and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Fund anticipates that it will make sufficient timely distributions to avoid imposition of the excise tax.



    Options, futures contracts and short sales entered into by the Fund will be subject to special tax rules. These rules may accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. As a result, these rules could affect the amount, timing and character of Fund distributions.



    Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or reinvested. Dividends paid to a corporate shareholder may qualify for the dividends-received deduction, to the extent such dividends are attributable to dividends received from a U.S. corporation. It is expected that dividends from U.S. corporations will constitute most of the Fund's gross income and that a substantial portion of the dividends paid by the Fund will qualify for the dividends-received deduction for corporate shareholders of the Fund. Upon request, the Fund will advise Fund shareholders of the amount of dividends which qualify for the dividends-received deduction.



    Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends may be taxable to individuals and certain other shareholders at the maximum federal 20% or 28% capital gains rates (depending upon the Fund's holding period for the assets giving rise to the capital gains), regardless of how long the shareholder has held the Fund's shares. The maximum 20% capital gains rate generally applies to gains from the sale of assets held for more than 18 months; the maximum 28% capital gains rate generally applies to gains from the sale of assets held for more than one year but not more than 18 months. Capital gain from the sale of assets held for one year or less will generally be taxed as ordinary income.



    Investors purchasing Fund shares prior to a distribution should be aware of the tax consequences of purchasing such Fund shares. The purchase price paid for such shares may reflect the amount of the forthcoming distribution. Although distributions from the Fund shortly after the purchase of Fund shares may be viewed in substance as a return of capital, nevertheless, such a distribution will be attributed to the dividend or capital gain income of the Fund and, therefore, be taxable to the shareholder.



    REDEMPTION, SALE OR EXCHANGE OF FUND SHARES. Upon a redemption or sale of shares of the Fund, a shareholder may realize a gain or loss for federal income tax purposes depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Capital gains may be taxable to individuals and certain other shareholders at the maximum federal 20% or 28% capital gains rate (depending upon the shareholder's holding period for the shares). Any loss realized on a redemption or sale of Fund shares will be disallowed to the extent the Fund shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the Fund shares are disposed of. In such a case, the basis of the Fund shares acquired will be adjusted to reflect the disallowed loss. If a shareholder held Fund shares for six months or less and during that period received a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such Fund shares during such six-month period would be a long-term loss to the extent of such distribution.

    An exchange of shares in the Fund for shares of another Value Line fund will be treated as a taxable sale of the exchanged Fund shares. Accordingly, a shareholder may recognize a gain or loss for federal income tax purposes depending upon his or her basis in the Fund shares exchanged. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Capital gains may be taxable to individuals and certain other  shareholders  at  the  maximum  federal 20%  or  28%  capital  gains rate
(depending upon the shareholder's holding period for the shares). The shareholder will have a tax basis in the newly-acquired Fund shares equal to the amount invested and will begin a new holding period for federal income tax purposes.



    If a shareholder exchanges shares in the Fund for shares in another Value Line fund pursuant to a reinvestment right, the sales charge incurred in the purchase of the Fund shares exchanged may not be added to tax basis in determining gain or loss for federal income tax purposes. Instead, the sales charge for the exchanged Fund shares shall be added to basis for purposes of determining gain or loss on the disposition of the newly-acquired Fund shares, if such newly-acquired Fund shares are not disposed of in a similar exchange transaction.



    REPORTING AND BACKUP WITHHOLDING. The Fund will be required to report to the Internal Revenue Service ("IRS") all distributions and gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. The Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make certain certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax. If the backup withholding provisions are applicable to a shareholder, distributions and gross proceeds payable to such shareholder will be reduced by the amounts required to be withheld, regardless of whether such distributions are paid or reinvested.


                                PERFORMANCE DATA

    From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return or other performance data on the Fund will be accompanied by information on the Fund's average annual total return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund may also advertise aggregate annual total return information over different periods of time.

    The Fund's  average annual  total return  is determined  by reference  to  a
hypothetical   $1,000   investment  that   includes  capital   appreciation  and
depreciation for the stated period, according to the following formula:

                                 P(1+T)n = ERV


Where:     P          =          a hypothetical initial purchase order of $1,000
           T          =          average annual total return
           n          =          number of years
           ERV        =          ending redeemable value of the hypothetical $1,000 purchase at the end of the period.

    As stated in the Prospectus, the Fund may also quote its current yield in advertisements and investor communications.

    The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:

Yield = 2 [(a - b/cd + 1)to the sixth power -1]


Where:     a          =          dividends and interest earned during the period (calculated as required by the
                                 Securities and Exchange Commission);
           b          =          expenses accrued for the period (net of reimbursements);
           c          =          the average daily number of shares outstanding during the period that were entitled to receive dividends;
           d          =          the maximum offering price per share on the last day of the period.


    The above formula will be used in calculating quotations of yield, based on specified 30-day periods identified in advertising by the Fund.

    The Fund may also, from time to time, include a reference to its current quarterly or annual distribution rate in investor communications and sales literature preceded or accompanied by a Prospectus, reflecting the amounts actually distributed to shareholders which could include capital gains and other items of income not reflected in the Fund's yield, as well as interest and dividend income received by the Fund and distributed to shareholders (which is reflected in the Fund's yield).

    All calculations of the Fund's distribution rate are based on the distributions per share which are declared but not necessarily paid, during the fiscal year. The distribution rate is determined by dividing the distributions declared during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure. In calculating its distribution rate, the Fund has used the same assumptions that apply to its calculation of yield. The distribution rate does not reflect capital appreciation or depreciation in the price of the Fund's shares and should not be considered to be a complete indicator of the return to the investor on his investment.

    The Fund's current yield, distribution rate and total return may be compared to relevant indices, including U.S. domestic and international taxable bond indices and data from Lipper Analytical Services, Inc., or Standard & Poor's Indices. From time to time, evaluations of the Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Fund.

                             ADDITIONAL INFORMATION

EXPERTS

    The financial statements of the Fund and the financial highlights included in the Fund's Annual Report to Shareholders and incorporated by reference in this Statement of Additional Information have been so incorporated by reference in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing.

CUSTODIAN

    The Fund employs State Street Bank and Trust Company, Boston, MA as custodian for the Fund. The custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments. The custodian does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell.

                              FINANCIAL STATEMENTS


    The Fund's financial statements for the year ended January 31, 1998, including the financial highlights for each of the five fiscal years in the period ended January 31, 1998 appearing in the 1998 Annual Report to Shareholders and the report thereon of Price Waterhouse LLP, independent accountants, appearing therein, are incorporated by reference in this Statement of Additional Information.



    The Fund's 1998 Annual Report to Shareholders is enclosed with this Statement of Additional Information.

                       VALUE LINE AGGRESSIVE INCOME TRUST
                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.


    a.  Financial Statements
       Included in Part A of this Registration Statement:
         Financial Highlights for each of the ten years in the period ended January 31, 1998.



        Incorporated by reference in Part B of this Registration Statement:*
         Schedule of Investments at January 31, 1998
        Statement of Assets and Liabilities at January 31, 1998
        Statement of Operations for the year ended January 31, 1998 Statements of Changes in Net Assets for the years ended
          January 31, 1998 and January 31, 1997
        Financial Highlights for each of the five years in the period ended
          January 31, 1998
        Notes to Financial Statements
        Report of Independent Accountants


        Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.
---------

    * Incorporated by reference from the Annual Report to Shareholders for the year ended January 31, 1998.


    b.  Exhibits
       16.  Calculation of Performance Data--Exhibit 1

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          None

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.


    As of January 31, 1998, there were 3,481 record holders of the Registrant's shares of beneficial interest, $.01 par value.


ITEM 27.  INDEMNIFICATION.

    Incorporated by reference from Post-Effective Amendment No. 2 (filed with the Commission May 21, 1987).

ITEM 28.  BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISER.

    Value Line, Inc., Registrant's investment adviser, acts as investment adviser for a number of individuals, trusts, corporations and institutions, in addition to the registered investment companies in the Value Line Family of Funds listed in Item 29.


                                        POSITION WITH
            NAME                         THE ADVISER                              OTHER EMPLOYMENT
----------------------------  ----------------------------------  ------------------------------------------------
Jean Bernhard Buttner         Chairman of the Board,              Chairman of the Board and Chief Executive
                              President and Chief Executive       Officer of Arnold Bernhard & Co., Inc., 220 East
                              Officer                             42nd Street, New York, NY 10017 and Value Line
                                                                  Publishing, Inc. and Chairman of each of the
                                                                  Value Line Funds and the Distributor
Samuel Eisenstadt             Senior Vice President and Director

David T. Henigson             Vice President, Treasurer and       Vice President and a Director of Arnold Bernhard
                              Director                            & Co., Inc. and the Distributor

Howard A. Brecher             Vice President, Secretary and       Vice President, Secretary, Treasurer and a
                              Director                            Director of Arnold Bernhard & Co., Inc.

Harold Bernard, Jr.           Director                            Retired Administrative Law Judge

William S. Kanaga             Director                            Retired Chairman of Arthur Young (now Ernst &
                                                                  Young)

W. Scott Thomas               Director                            Partner, Brobeck, Phleger & Harrison, attorneys,
                                                                  One Market Plaza, San Francisco, CA 94105

ITEM 29.  PRINCIPAL UNDERWRITERS.


    (a) Value Line Securities, Inc., acts as principal underwriter for the following Value Line funds, including the Registrant: The Value Line Fund, Inc.; The Value Line Income Fund, Inc.; The Value Line Special Situations Fund, Inc.; Value Line Leveraged Growth Investors, Inc.; The Value Line Cash Fund, Inc.; Value Line U.S. Government Securities Fund, Inc.; Value Line Centurion Fund, Inc.; The Value Line Tax Exempt Fund, Inc.; Value Line Convertible Fund, Inc.; Value Line Aggressive Income Trust; Value Line New York Tax Exempt Trust; Value Line Strategic Asset Management Trust; Value Line Small-Cap Growth Fund, Inc.; Value Line Asset Allocation Fund, Inc.; Value LIne U.S. Multinational Company Fund, Inc.


    (b)

                                    (2)
                               POSITION AND                 (3)
           (1)                    OFFICES               POSITION AND
    NAME AND PRINCIPAL        WITH VALUE LINE           OFFICES WITH
     BUSINESS ADDRESS        SECURITIES, INC.            REGISTRANT
--------------------------  -------------------  --------------------------
Jean Bernhard Buttner       Chairman of the      Chairman of the Board,
                            Board                President and Chief
                                                 Executive Officer

David T. Henigson           Vice President,      Vice President, Secretary
                            Secretary,           and Treasurer
                            Treasurer and
                            Director

Stephen LaRosa              Asst. Vice           Asst. Treasurer
                            President            Asst. Secretary

        The business address of each of the officers and directors is 220 East 42nd Street, New York, NY 10017-5891.

    (c) Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

    Certain accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by the Registrant's investment adviser, Value Line, Inc., 220 East 42nd Street, New York, New York 10017-5891; the Registrant's transfer agent, State Street Bank and Trust Company, c/o NFDS, P.O. Box 419729, Kansas City, MO 64141-6729; and the Registant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

ITEM 31.  MANAGEMENT SERVICES.

    None.

ITEM 32.  UNDERTAKINGS.

    Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                 --------------
                       CONSENT OF INDEPENDENT ACCOUNTANTS


We hereby consent to the incorporation by reference in the Prospectus and Statement of Additional Information constituting parts of this Post-Effective Amendment No. 13 to the registration statement on Form N-1A (the "Registration Statement") of our report dated March 25, 1998, relating to the financial statements and financial highlights appearing in the January 31, 1998 Annual Report to Shareholders of Value Line Aggressive Income Trust, which is also incorporated by reference into the Registration Statement. We also consent to the references to us under the heading "Financial Highlights" in the Prospectus and under the headings "Additional Information" and "Financial Statements" in the Statement of Additional Information.


PRICE WATERHOUSE LLP


1177 Avenue of the Americas
New York, New York
May 22, 1998

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 22nd day of May, 1998.


                                          VALUE LINE AGGRESSIVE INCOME TRUST
                                           By:       /s/ David T. Henigson
                                              ..................................
                                                      DAVID T. HENIGSON
                                                       Vice President

    Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.


                SIGNATURES                                      TITLE                               DATE
-------------------------------------------  -------------------------------------------  ------------------------

             * JEAN B. BUTTNER               Chairman of the Trustees, President and                  May 22, 1998
             (JEAN B. BUTTNER)                 Chief Executive Officer

            * JOHN W. CHANDLER               Trustee                                                  May 22, 1998
            (JOHN W. CHANDLER)

              * LEO R. FUTIA                 Trustee                                                  May 22, 1998
              (LEO R. FUTIA)

             *DAVID H. PORTER                Trustee                                                  May 22, 1998
             (DAVID H. PORTER)

           * PAUL CRAIG ROBERTS              Trustee                                                  May 22, 1998
           (PAUL CRAIG ROBERTS)

            * NANCY-BETH SHEERR              Trustee                                                  May 22, 1998
            (NANCY-BETH SHEERR)

               /s/ DAVID T. HENIGSON         Secretary and Treasurer; Principal                       May 22, 1998
 ..........................................    Financial and Accounting Officer
            (DAVID T. HENIGSON)


* By       /s/ David T. Henigson
    ..................................
           (DAVID T. HENIGSON,
            Attorney-in-fact)